Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 3.2%
Amercian Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29 (144A)	$2,677,010	$2,631,381
BX Commercial Mortgage Trust 2021-ARIA F,
CME Term SOFR 1 Month + 2.7080%, 8.0330%, 10/15/36 (144A)‡	6,000,000	5,864,727
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE C,
3.6942%, 1/10/37 (144A)‡	5,000,000	4,751,252
MED Trust 2021-MDLN F,
CME Term SOFR 1 Month + 4.1145%, 9.4395%, 11/15/38 (144A)‡	5,476,379	5,482,408
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61 (144A)	5,000,000	4,184,864
VASA Trust 2021-VASA F,
CME Term SOFR 1 Month + 4.0145%, 9.3405%, 7/15/39 (144A)‡	3,083,000	1,572,505
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $24,338,607)		24,487,137
Bank Loans and Mezzanine Loans– 3.5%
Communications – 1.2%
Clear Channel International BV, 7.5000%, 8/12/27	3,126,734	3,111,100
Directv Financing LLC, CME Term SOFR 1 Month + 5.0000%, 10.4446%, 8/2/27ƒ,‡	3,792,000	3,793,593
Directv Financing LLC, CME Term SOFR 1 Month + 5.2500%, 10.6498%, 8/2/29ƒ,‡	1,888,000	1,884,998
		8,789,691
Consumer Cyclical – 0.9%
Caesars Entertainment Inc,
CME Term SOFR 3 Month + 2.7500%, 8.0405%, 2/6/31‡	3,789,000	3,789,000
Dealer Tire Financial LLC,
CME Term SOFR 1 Month + 3.7500%, 9.0802%, 12/14/27‡	900,000	905,625
Wyndham Worldwide Corp,
CME Term SOFR 1 Month + 3.2500%, 8.6788%, 12/14/29ƒ,‡	2,494,000	2,497,741
		7,192,366
Consumer Non-Cyclical – 0.5%
LifePoint Health Inc,
CME Term SOFR 1 Month + 4.7500%, 10.0687%, 11/16/28ƒ,‡	808,989	810,866
Topgolf Callaway Brands Corp,
CME Term SOFR 1 Month + 3.0000%, 8.3207%, 3/15/30ƒ,‡	2,780,000	2,780,584
		3,591,450
Diversified Financial – 0.2%
Osaic Holdings Inc, CME Term SOFR 1 Month + 4.0000%, 9.3209%, 8/17/28ƒ,‡	1,894,000	1,900,269
Technology – 0.1%
Cloud Software Group Inc,
CME Term SOFR 3 Month + 4.5000%, 9.9285%, 3/21/31‡	868,000	862,037
Transportation – 0.6%
AAdvantage Loyalty IP Ltd,
CME Term SOFR 3 Month + 4.7500%, 10.3378%, 4/20/28ƒ,‡	2,215,000	2,297,752
First Student Bidco Inc,
CME Term SOFR 3 Month + 4.0000%, 9.4481%, 7/21/28ƒ,‡	1,973,901	1,973,407
		4,271,159
Total Bank Loans and Mezzanine Loans (cost $26,587,064)		26,606,972
Corporate Bonds– 86.7%
Basic Industry – 6.5%
Algoma Steel Inc, 9.1250%, 4/15/29 (144A)	2,870,000	2,898,700
Compass Minerals International Inc, 6.7500%, 12/1/27 (144A)	6,278,000	6,069,227
First Quantum Minerals Ltd, 9.3750%, 3/1/29 (144A)	3,620,000	3,750,012
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31 (144A)	8,153,000	7,284,427
FMG Resources (August 2006) Pty Ltd, 6.1250%, 4/15/32 (144A)	2,872,000	2,839,631
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	8,473,000	8,375,616
Mineral Resources Ltd, 9.2500%, 10/1/28 (144A)	6,929,000	7,297,620
Tronox Inc, 4.6250%, 3/15/29 (144A)	6,209,000	5,569,076
Verde Purchaser LLC, 10.5000%, 11/30/30 (144A)	5,293,000	5,572,936
		49,657,245
Brokerage – 1.3%
Artec Group Inc, 10.0000%, 8/15/30 (144A)	3,439,000	3,756,327
StoneX Group Inc, 7.8750%, 3/1/31 (144A)	6,339,000	6,431,207
		10,187,534
Capital Goods – 8.4%
Ardagh Metal Packaging SA, 4.0000%, 9/1/29 (144A)	4,634,000	3,735,242
Beacon Roofing Supply Inc, 4.1250%, 5/15/29 (144A)	2,139,000	1,940,094
Bombardier Inc, 7.5000%, 2/1/29 (144A)#	4,053,000	4,173,512
Bombardier Inc, 8.7500%, 11/15/30 (144A)	3,912,000	4,177,140
Builders FirstSource Inc, 6.3750%, 6/15/32 (144A)	4,352,000	4,416,349
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC,
9.0000%, 2/15/29 (144A)	4,800,000	4,963,766
LABL Inc, 5.8750%, 11/1/28 (144A)	6,149,000	5,654,641

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Capital Goods– (continued)
Mauser Packaging Solutions Holding Co, 9.2500%, 4/15/27 (144A)	$3,668,000	$3,638,784
Standard Industries Inc/NJ, 3.3750%, 1/15/31 (144A)	13,419,000	11,251,343
TransDigm Inc, 4.8750%, 5/1/29	10,455,000	9,725,354
Trinity Industries Inc, 7.7500%, 7/15/28 (144A)	2,860,000	2,936,971
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	7,550,000	7,455,823
		64,069,019
Communications – 6.3%
Cable One Inc, 4.0000%, 11/15/30 (144A)	2,388,000	1,863,659
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	10,931,000	8,926,799
Clear Channel Outdoor Holdings Inc, 7.8750%, 4/1/30 (144A)	7,596,000	7,551,607
Connect Finco Sarl / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	4,770,000	4,675,912
CSC Holdings LLC, 5.3750%, 2/1/28 (144A)	4,354,000	3,744,974
Frontier Communications Holdings LLC, 8.6250%, 3/15/31 (144A)	3,710,000	3,789,131
Paramount Global, 4.2000%, 5/19/32#	5,437,000	4,516,805
Univision Communications Inc, 8.0000%, 8/15/28 (144A)	6,692,000	6,817,549
Univision Communications Inc, 4.5000%, 5/1/29 (144A)	3,332,000	2,977,656
Univision Communications Inc, 7.3750%, 6/30/30 (144A)	3,350,000	3,312,618
		48,176,710
Consumer Cyclical – 20.2%
Allied Universal Holdco LLC, 7.8750%, 2/15/31 (144A)	3,796,000	3,844,577
Allied Universal Holdco LLC / Allied Universal Finance Corp,
6.0000%, 6/1/29 (144A)	4,822,000	4,148,966
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	4,060,000	3,573,142
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29 (144A)	5,593,000	5,694,625
Beazer Homes USA Inc, 7.5000%, 3/15/31 (144A)	2,467,000	2,491,443
Carnival Corp, 6.0000%, 5/1/29 (144A)	17,063,000	16,883,509
EG Global Finance PLC, 12.0000%, 11/30/28 (144A)	3,401,000	3,615,049
Foot Locker Inc, 4.0000%, 10/1/29 (144A)	3,810,000	3,207,828
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)	6,653,000	6,357,869
Garda World Security Corp, 7.7500%, 2/15/28 (144A)	2,162,000	2,217,109
Garda World Security Corp, 6.0000%, 6/1/29 (144A)	5,511,000	4,932,587
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc,
6.6250%, 1/15/32 (144A)	3,089,000	3,101,470
JB Poindexter & Co Inc, 8.7500%, 12/15/31 (144A)	7,331,000	7,577,549
Kohl's Corp, 4.6250%, 5/1/31Ç	7,943,000	6,684,233
LGI Homes Inc, 4.0000%, 7/15/29 (144A)	8,399,000	7,337,481
Life Time Inc, 8.0000%, 4/15/26 (144A)	3,466,000	3,507,862
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	9,085,000	9,003,113
Macy's Retail Holdings LLC, 5.8750%, 4/1/29 (144A)#	4,493,000	4,407,713
Macy's Retail Holdings LLC, 6.7000%, 7/15/34 (144A)	2,222,000	1,874,472
Mavis Tire Express Services Corp, 6.5000%, 5/15/29 (144A)	5,984,000	5,691,332
Midwest Gaming Borrower LLC, 4.8750%, 5/1/29 (144A)	3,729,000	3,452,891
NCL Corporation Ltd, 7.7500%, 2/15/29 (144A)	4,852,000	5,037,715
Penn Entertainment Inc, 4.1250%, 7/1/29 (144A)#	8,957,000	7,702,576
Station Casinos LLC, 4.6250%, 12/1/31 (144A)	7,958,000	7,152,611
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp,
5.8750%, 5/15/25 (144A)	5,111,000	5,098,009
Travel + Leisure Co, 4.6250%, 3/1/30 (144A)	2,701,000	2,466,171
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28 (144A)	5,789,000	5,351,921
Wynn Macau Ltd, 5.6250%, 8/26/28 (144A)	8,426,000	7,986,380
Wynn Macau Ltd, 5.1250%, 12/15/29 (144A)	2,947,000	2,691,206
		153,091,409
Consumer Non-Cyclical – 11.0%
Amer Sports Co, 6.7500%, 2/16/31 (144A)	3,823,000	3,813,272
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp,
4.6250%, 6/1/28 (144A)	491,000	446,303
BellRing Brands Inc, 7.0000%, 3/15/30 (144A)	5,179,000	5,334,846
Chobani LLC / Chobani Finance Corp Inc, 7.6250%, 7/1/29 (144A)	3,378,000	3,424,448
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	10,106,000	9,972,329
Heartland Dental LLC / Heartland Dental Finance Corp,
10.5000%, 4/30/28 (144A)	6,284,000	6,676,750
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	8,704,000	6,049,280
LifePoint Health Inc, 9.8750%, 8/15/30 (144A)	6,791,000	7,103,671
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29 (144A)	15,001,000	14,178,473
Organon Finance 1 LLC, 5.1250%, 4/30/31 (144A)	12,751,000	11,337,008
Post Holdings Inc, 4.5000%, 9/15/31 (144A)	2,667,000	2,398,945
Star Parent Inc, 9.0000%, 10/1/30 (144A)	5,499,000	5,819,625
Surgery Center Holdings Inc, 7.2500%, 4/15/32 (144A)	2,314,000	2,331,970
Thor Industries Inc, 4.0000%, 10/15/29 (144A)	4,975,000	4,450,401
		83,337,321
Electric – 1.9%
NextEra Energy Operating Partners LP, 7.2500%, 1/15/29 (144A)	2,336,000	2,390,109

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Electric– (continued)
TerraForm Power Operating LLC, 4.7500%, 1/15/30 (144A)	$7,182,000	$6,583,308
Vistra Operations Co LLC, 7.7500%, 10/15/31 (144A)	5,097,000	5,337,986
		14,311,403
Energy – 7.7%
Archrock Partners LP / Archrock Partners Finance Corp,
6.8750%, 4/1/27 (144A)	2,249,000	2,255,826
Civitas Resources Inc, 8.3750%, 7/1/28 (144A)	4,383,000	4,614,037
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27 (144A)	14,371,000	14,973,432
Howard Midstream Energy Partners LLC, 6.7500%, 1/15/27 (144A)	2,863,000	2,856,490
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	5,446,000	5,357,178
Sunoco LP / Sunoco Finance Corp, 4.5000%, 4/30/30	9,410,000	8,616,934
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	6,632,000	6,389,814
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 9/1/31 (144A)	5,166,000	4,821,173
Venture Global LNG Inc, 8.1250%, 6/1/28 (144A)	8,664,000	8,838,891
		58,723,775
Finance Companies – 5.3%
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	4,223,000	4,372,655
goeasy Ltd, 7.6250%, 7/1/29 (144A)	3,487,000	3,492,039
Nationstar Mortgage Holdings Inc, 7.1250%, 2/1/32 (144A)	3,775,000	3,749,148
Navient Corp, 9.3750%, 7/25/30	4,091,000	4,376,470
Navient Corp, 5.6250%, 8/1/33	3,447,000	2,853,615
OneMain Finance Corp, 4.0000%, 9/15/30	4,242,000	3,630,499
PennyMac Financial Services Inc, 5.7500%, 9/15/31 (144A)	11,726,000	10,876,702
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	5,176,000	4,509,327
Springleaf Finance Corp, 5.3750%, 11/15/29	2,917,000	2,742,600
		40,603,055
Financial Institutions – 2.6%
Burford Capital Global Finance LLC, 6.2500%, 4/15/28 (144A)	1,955,000	1,904,124
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A)	4,210,000	4,133,927
GGAM Finance Ltd, 8.0000%, 6/15/28 (144A)	8,031,000	8,387,006
Jefferson Capital Holdings LLC, 9.5000%, 2/15/29 (144A)	5,219,000	5,342,361
		19,767,418
Industrial – 0.4%
KBR Inc, 4.7500%, 9/30/28 (144A)	3,514,000	3,231,317
Insurance – 2.1%
Broadstreet Partners Inc, 5.8750%, 4/15/29 (144A)#	9,766,000	9,039,062
HUB International Ltd, 5.6250%, 12/1/29 (144A)	2,462,000	2,308,436
Panther Escrow Issuer LLC, 7.1250%, 6/1/31 (144A)	1,739,000	1,768,059
USI Inc/NY, 7.5000%, 1/15/32 (144A)	2,627,000	2,631,839
		15,747,396
Real Estate Investment Trusts (REITs) – 0.9%
Rithm Capital Corp, 8.0000%, 4/1/29 (144A)	6,236,000	6,053,649
Starwood Property Trust Inc, 7.2500%, 4/1/29 (144A)	796,000	802,335
		6,855,984
Specialty Retail – 0.2%
Wayfair Inc, 3.2500%, 9/15/27	867,000	1,140,105
Technology – 7.0%
Cloud Software Group Inc, 6.5000%, 3/31/29 (144A)	9,444,000	8,961,992
Iron Mountain Inc, 5.2500%, 7/15/30 (144A)	4,764,000	4,506,638
McAfee Corp, 7.3750%, 2/15/30 (144A)	6,667,000	6,113,949
RingCentral Inc, 8.5000%, 8/15/30 (144A)	8,761,000	9,109,110
Seagate HDD Cayman, 4.1250%, 1/15/31	4,921,000	4,356,905
Seagate HDD Cayman, 9.6250%, 12/1/32	10,421,001	11,872,626
UKG Inc, 6.8750%, 2/1/31 (144A)	4,675,000	4,762,549
Western Digital Corp, 3.1000%, 2/1/32	3,827,000	3,081,467
		52,765,236
Transportation – 4.9%
American Airlines Inc, 7.2500%, 2/15/28 (144A)	6,414,000	6,513,635
American Airlines Inc, 8.5000%, 5/15/29 (144A)	2,494,000	2,634,804
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	13,539,000	12,243,820
Rand Parent LLC, 8.5000%, 2/15/30 (144A)#	8,985,000	8,897,486
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	6,811,000	6,732,080
		37,021,825
Total Corporate Bonds (cost $647,854,394)		658,686,752
Common Stocks– 2.9%
Capital Markets – 0.3%
StoneX Group Inc*	27,679	1,944,727
Health Care Equipment & Supplies – 0.5%
Hologic Inc*	45,760	3,567,450

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services – 0.6%
Surgery Partners Inc*	150,528	$4,490,250
Hotels, Restaurants & Leisure – 0.9%
Carnival Corp*	66,478	1,086,251
Churchill Downs Inc	26,065	3,225,544
Wynn Resorts Ltd	27,897	2,851,910
		7,163,705
Metals & Mining – 0.5%
Freeport-McMoRan Inc	82,301	3,869,793
Semiconductor & Semiconductor Equipment – 0.1%
Marvell Technology Inc	16,669	1,181,499
Total Common Stocks (cost $21,512,911)		22,217,424
Preferred Stocks– 0.4%
Consumer Cyclical – 0.4%
Quiksilver Inc¢((cost $2,633,063)	3,097,721	2,633,063
Convertible Preferred Stocks– 0.3%
Chemicals – 0.3%
Albemarle Corp, 7.2500%, 3/1/27((cost $2,130,342)	40,302	2,377,818
Investment Companies– 4.5%
Money Markets – 4.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $33,692,477)	33,685,740	33,692,477
Investments Purchased with Cash Collateral from Securities Lending– 1.2%
Investment Companies – 1.0%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	7,147,667	7,147,667
Time Deposits – 0.2%
Royal Bank of Canada, 5.3100%, 4/1/24	$1,786,917	1,786,917
Total Investments Purchased with Cash Collateral from Securities Lending (cost $8,934,584)		8,934,584
Total Investments (total cost $767,683,442) – 102.7%		779,636,227
Liabilities, net of Cash, Receivables and Other Assets – (2.7)%		(20,174,337)
Net Assets – 100%		$759,461,890

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$678,914,795	87.1%
Canada	26,854,853	3.4
Australia	17,421,678	2.2
Macao	10,677,586	1.4
Ireland	8,387,006	1.1
Peru	8,375,616	1.1
United Kingdom	8,290,961	1.1
Netherlands	7,455,823	0.9
Jersey	5,694,625	0.7
Finland	3,813,272	0.5
Zambia	3,750,012	0.5

Total	$779,636,227	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 4.5%
Money Markets - 4.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$872,826	$875	$(1,013)	$33,692,477
Investments Purchased with Cash Collateral from Securities Lending – 1.0%
Investment Companies – 1.0%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	206,851∆	-	-	7,147,667
Total Affiliated Investments - 5.5%	$1,079,677	$875	$(1,013)	$40,840,144

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 4.5%
Money Markets - 4.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	23,555,617	277,798,374	(267,661,376)	33,692,477
Investments Purchased with Cash Collateral from Securities Lending – 1.0%
Investment Companies – 1.0%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	26,971,853	113,276,933	(133,101,119)	7,147,667

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	411	7/3/24	$84,043,079	$(96,344)
Ultra Long Term US Treasury Bond	15	6/28/24	1,935,000	31,875
US Treasury Long Bond	76	6/28/24	9,153,250	140,125
Total - Futures Long				75,656
Futures Short:
5 Year US Treasury Note	281	7/3/24	(30,071,391)	(87,813)
Ultra 10-Year Treasury Note	77	6/28/24	(8,824,922)	(65,964)
Total - Futures Short				(153,777)
Total				$(78,121)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Futures contracts:
Average notional amount of contracts - long	$18,125,570
Average notional amount of contracts - short	9,867,561

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $619,576,276, which represents 81.6% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2024 is $2,633,063, which represents 0.3% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$24,487,137	$-
Bank Loans and Mezzanine Loans	-	26,606,972	-
Corporate Bonds	-	658,686,752	-
Common Stocks	22,217,424	-	-
Preferred Stocks	-	-	2,633,063
Convertible Preferred Stocks	2,377,818	-	-
Investment Companies	-	33,692,477	-
Investments Purchased with Cash Collateral from Securities Lending	-	8,934,584	-
Total Investments in Securities	$24,595,242	$752,407,922	$2,633,063
Other Financial Instruments(a):
Futures Contracts	172,000	-	-
Total Assets	$24,767,242	$752,407,922	$2,633,063
Liabilities
Other Financial Instruments(a):
Futures Contracts	$250,121	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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